Commitments, Guarantees, Concentrations and Contingencies - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
ROU assets	$ 115,191	$ 116,858
Operating lease liabilities	$ 138,794	$ 139,796
Weighted average remaining lease term (in years)	8 years 7 months 6 days	9 years 6 months
Weighted average discount rate	4.50%	4.70%
Finance Leases
ROU assets	$ 12,224	$ 14,381
Lease liabilities	$ 14,174	$ 14,693
Weighted average remaining lease term (in years)	18 years 3 months 18 days	19 years 2 months 12 days
Weighted average discount rate	3.40%	3.40%
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization